UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom    February 10, 2010
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $942,982 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

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                                               TITLE OF          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
                 NAME OF ISSUER                 CLASS    CUSIP  (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MTS MOBILE TELESYSTEM                           EQUITY  2603225     473      9,700  SH         SOLE     NONE       9,700
ABBOTT LABS COM NPV                             EQUITY  2002305  35,197    652,400  SH         SOLE     NONE     652,400
ACCENTURE PLC CLS'A'USD0.0000225                EQUITY  B4BNMY3  10,026    241,600  SH         SOLE     NONE     241,600
AMER TOWER CORP CL'A'COM USD0.01                EQUITY  2253608  32,492    753,000  SH         SOLE     NONE     753,000
AMER EXPRESS CO COM USD0.20                     EQUITY  2026082   1,385     34,200  SH         SOLE     NONE      34,200
BK OF AMERICA CORP COM USD0.01                  EQUITY  2295677   8,800    584,300  SH         SOLE     NONE     584,300
BAXTER INTL INC COM USD1                        EQUITY  2085102  16,158    275,353  SH         SOLE     NONE     275,353
BJS WHOLESALE CLUB COM USD0.01                  EQUITY  2039916     491     15,000  SH         SOLE     NONE      15,000
CLEAN HARBORS INC COM USD0.01                   EQUITY  2202473  15,217    255,455  SH         SOLE     NONE     255,455
COMSTAR UNITED TEL GDR EACH REP1 ORD SHR'REGS'  EQUITY  B0WHW35     494     90,000  SH         SOLE     NONE      90,000
CISCO SYSTEMS COM USD0.001                      EQUITY  2198163  38,250  1,597,762  SH         SOLE     NONE   1,597,762
CVS CAREMARK CORP COM STK USD0.01               EQUITY  2577609  26,316    817,262  SH         SOLE     NONE     817,262
CORRECTIONS CORP COM USD0.01                    EQUITY  2759418   2,701    110,000  SH         SOLE     NONE     110,000
DELL INC COM USD0.01                            EQUITY  2261526  13,787    961,410  SH         SOLE     NONE     961,410
DIAMOND OFFSHORE COM USD0.01                    EQUITY  2261021  53,920    547,854  SH         SOLE     NONE     547,854
AMDOCS ORD GBP0.01                              EQUITY  2256908  39,348  1,379,192  SH         SOLE     NONE   1,379,192
DAVITA INC COM USD0.001                         EQUITY  2898087  15,668    267,000  SH         SOLE     NONE     267,000
ENTERPRISE PRODS P COM UNITS REP LIM PART INT   EQUITY  2285388  12,564    400,000  SH         SOLE     NONE     400,000
ENERGY SOLUTIONS I DEP SHS REP 1 COM USD0.01    EQUITY  B293735     678     80,000  SH         SOLE     NONE      80,000
EXELON CORP COM NPV                             EQUITY  2670519   9,770    200,000  SH         SOLE     NONE     200,000
EXPONENT INC COM USD0.001                       EQUITY  2330318     788     28,300  SH         SOLE     NONE      28,300
F5 NETWORK INC COM STK NPV                      EQUITY  2427599   1,058     20,000  SH         SOLE     NONE      20,000
FLIR SYSTEMS INC COM USD0.01                    EQUITY  2344717  17,342    530,000  SH         SOLE     NONE     530,000
HCC INSURANCE HLDG COM USD1                     EQUITY  2400426  12,587    450,000  SH         SOLE     NONE     450,000
HEICO CORP COM USD0.01                          EQUITY  2419217     754     17,000  SH         SOLE     NONE      17,000
HOLOGIC INC COM USD0.01                         EQUITY  2433530  11,745    810,000  SH         SOLE     NONE     810,000
INTERMEC INC COM USD0.01                        EQUITY  2116842   6,038    469,500  SH         SOLE     NONE     469,500
INTEL CORP COM USD0.001                         EQUITY  2463247  33,902  1,661,882  SH         SOLE     NONE   1,661,882
INTEROIL CORP COM NPV                           EQUITY  B02SJF9  75,195    979,100  SH         SOLE     NONE     979,100
ITT CORPORATION COM USD1                        EQUITY  2465760  25,447    511,600  SH         SOLE     NONE     511,600
JOHNSON & JOHNSON COM USD1                      EQUITY  2475833  39,696    617,061  SH         SOLE     NONE     617,061
JP MORGAN CHASE & COM USD1                      EQUITY  2190385   9,526    228,600  SH         SOLE     NONE     228,600
LANDEC CORP COM USD0.001                        EQUITY  2517058   1,090    175,000  SH         SOLE     NONE     175,000
LEUCADIA NATL CORP COM USD1                     EQUITY  2513012     476     20,000  SH         SOLE     NONE      20,000
MONSANTO COM STK USD0.01                        EQUITY  2654320   5,412     66,200  SH         SOLE     NONE      66,200
VAIL RESORTS INC COM STK USD0.01                EQUITY  2954194   1,506     40,000  SH         SOLE     NONE      40,000
MUELLER WATER PROD COM STK USD0.01 SER 'A'      EQUITY  B15RZR4  17,094  3,300,000  SH         SOLE     NONE   3,300,000
NETAPP INC COM USD0.001                         EQUITY  2630643  26,450    770,000  SH         SOLE     NONE     770,000
NORTHWEST PIPE CO COM USD0.01                   EQUITY  2035925     984     36,700  SH         SOLE     NONE      36,700
NEW YORK COMMTY COM USD0.01                     EQUITY  2711656  54,095  3,728,144  SH         SOLE     NONE   3,728,144
PLUM CREEK TMBR CO COM USD0.01                  EQUITY  2692397  15,718    416,689  SH         SOLE     NONE     416,689
METROPCS COMMUNICA COM STK USD0.0001            EQUITY  B02F228   6,744    885,000  SH         SOLE     NONE     885,000
PROCTER & GAMBLE COM NPV                        EQUITY  2704407   8,122    134,026  SH         SOLE     NONE     134,026
POLYCOM INC COM USD0.0005                       EQUITY  2693420  10,862    435,000  SH         SOLE     NONE     435,000
PHILIP MORRIS INTL COM STK NPV                  EQUITY  B2PKRQ3  52,080  1,082,065  SH         SOLE     NONE   1,082,065
PSYCHIATRIC SOLUTI COM USD0.01                  EQUITY  2975333   1,268     60,000  SH         SOLE     NONE      60,000
ROSNEFT OJSC GDR EACH REPR 1 ORD 'REGS'         EQUITY  B17FSC2   1,431    166,550  SH         SOLE     NONE     166,550
ROSS STORES INC COM USD0.01                     EQUITY  2746711  22,423    525,000  SH         SOLE     NONE     525,000
REPUBLIC SERVICES COM USD0.01                   EQUITY  2262530  45,284  1,600,715  SH         SOLE     NONE   1,600,715
SMART BALANCE INC COM STK USD0.01               EQUITY  B0V9FJ9     809    135,000  SH         SOLE     NONE     135,000
SAFEWAY INC COM USD0.01                         EQUITY  2767165  15,009    705,000  SH         SOLE     NONE     705,000
SYSCO CORP COM USD1                             EQUITY  2868165   7,432    266,300  SH         SOLE     NONE     266,300
TIME WARNER INC COM USD0.01                     EQUITY  B63QTN2  10,416    357,824  SH         SOLE     NONE     357,824
UTD TECHNOLOGIES COM USD1                       EQUITY  2915500  33,982    490,083  SH         SOLE     NONE     490,083
VERIZON COMMUN COM USD0.10                      EQUITY  2090571  23,191    700,000  SH         SOLE     NONE     700,000
WASTE SERVICES INC COM STK USD0.01              EQUITY  B188DF8     437     47,986  SH         SOLE     NONE      47,986
WESTERN UNION COMP COM STK USD0.01              EQUITY  B1F76F9  12,856    682,400  SH         SOLE     NONE     682,400

                                                               $942,982